Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies
Schedule of financial assets and liabilities

	01/01/2022		01/01/2022 after redesignations
	Classification	Amortized Cost	Classification	Gross carrying amount	Fair value adjustments (in stockholders’ equity)	Fair Value
Securities
Brazilian government securities	At amortized cost	5,371	At fair value through other comprehensive income	5,371	(260)	5,111

Schedule of reconciliation stockholders equity

Reconciliation of stockholders’ equity between IFRS 4 and IFRS 17
	12/31/2022		01/01/2022
	Stockholders' equity	Net income	Stockholders' equity
Opening balance in accordance with IFRS 4	177,343	30,737	164,476
Measurement of fulfillment cash flows with insurance contracts and private pension portfolios (1)	236	(795)	(319)
Redesignation of financial assets related to insurance contracts (2)	(593)	-	(260)
Deferred taxes on adjustments	121	300	261
Total adjustments	(236)	(495)	(318)
Balance according to IFRS 17	177,107	30,242	164,158
1)	Calculation of fulfillment cash flows with contracts and contractual service margin according to the modified retrospective approach.
2)	Change in the financial asset measurement model due to its redesignation with the adoption of IFRS 17.

Schedule of consolidated balance sheet
Itaú Unibanco Holding S.A.
Consolidated Balance Sheet
(In millions of reais)

Assets	IFRS 4	Reclassifications (1)	Remeasurements (2)	IFRS 17	IFRS 4	Reclassifications (1)	Remeasurements (2)	IFRS 17
	12/31/2022			12/31/2022	01/01/2022			01/01/2022
	Balance			Balance	Balance			Balance
Cash	35,381	-	-	35,381	44,512	-	-	44,512
Financial assets	2,172,726	(1,914)	(593)	2,170,219	1,915,573	(1,579)	(260)	1,913,734
At Amortized Cost	1,586,992	(8,203)	-	1,578,789	1,375,782	(6,950)	-	1,368,832
At Fair Value through Other Comprehensive Income	121,052	6,289	(593)	126,748	105,622	5,371	(260)	110,733
At Fair Value through Profit or Loss	464,682	-	-	464,682	434,169	-	-	434,169
Insurance contracts		23	-	23	-	68	-	68
Tax assets	59,480	-	165	59,645	58,433	-	261	58,694
Income tax and social contribution - current	1,647	-	-	1,647	1,636	-	-	1,636
Income tax and social contribution - deferred	51,469	-	165	51,634	50,831	-	261	51,092
Other	6,364	-	-	6,364	5,966	-	-	5,966
Other assets	17,529	(55)	-	17,474	16,494	(53)	-	16,441
Investments, Fixed asseis, Goodwill and lntangible assets	38,324	-	-	38,324	34,194	-	-	34,194
Total assets	2,323,440	(1,946)	(428)	2,321,066	2,069,206	(1,564)	1	2,067,643

Liabilities and stockholders' equity	IFRS 4	Reclassifications (1)	Remeasurements (2)	IFRS 17	IFRS 4	Reclassifications (1)	Remeasurements (2)	IFRS 17
	12/31/2022			12/31/2022	01/01/2022			01/01/2022
	Balance			Balance	Balance			Balance
Financial Liabilities	1,836,690	-	-	1,836,690	1,621,786	-	-	1,621,786
Insurance contracts and private pension	235,150	(1,788)	(236)	233,126	214,976	(1,439)	319	213,856
Provisions and Other liabilities	67,519	(149)	-	67,370	61,722	(125)	-	61,597
Tax liabilities	6,738	(9)	44	6,773	6,246	-	-	6,246
Incarne tax and social contribution - current	2,950	-	-	2,950	2,450	-	-	2,450
Incarne tax and social contribution - deferred	345	-	-	345	280	-	-	280
Other	3,443	(9)	44	3,478	3,516	-	-	3,516
Total liabilities	2,146,097	(1,946)	(192)	2,143,959	1,904,730	(1,564)	319	1,903,485
Total stockholders' equity attributed to the owners of the parent company (3)	167,953	-	(236)	167,717	152,864	-	(318)	152,546
Non-controlling interests	9,390	-	-	9,390	11,612	-	-	11,612
Total stockholders' equity	177,343	-	(236)	177,107	164,476	-	(318)	164,158
Total liabilities and stockholders' equity	2,323,440	(1,946)	(428)	2,321,066	2,069,206	(1,564)	1	2,067,643
1)	Refer to the redesignation of assets and liabilities related to the insurance and private pension contracts, as well as the redesignation of related financial assets.
2)	Refer to the calculation of cash flows from compliance with the portfolios of insurance and private pension contracts and adjustment to the fair value of redesignated financial assets.
3)	The effects arising from the adoption of IFRS 17 and Redesignation of Financial Assets, net of taxes, were recognized under Revenue Reserves (R$ (815) at 12/31/2022 and R$ (319) at 01/01/2022) and Other Comprehensive Income (R$ 579 at 12/31/2022 and R$ 1 at 01/01/2022).

Schedule of consolidated balance sheet

Assets	IFRS 4	Reclassifications (1)	Remeasurements (2)	IFRS 17	IFRS 4	Reclassifications (1)	Remeasurements (2)	IFRS 17
	12/31/2022			12/31/2022	01/01/2022			01/01/2022
	Balance			Balance	Balance			Balance
Cash	35,381	-	-	35,381	44,512	-	-	44,512
Financial assets	2,172,726	(1,914)	(593)	2,170,219	1,915,573	(1,579)	(260)	1,913,734
At Amortized Cost	1,586,992	(8,203)	-	1,578,789	1,375,782	(6,950)	-	1,368,832
At Fair Value through Other Comprehensive Income	121,052	6,289	(593)	126,748	105,622	5,371	(260)	110,733
At Fair Value through Profit or Loss	464,682	-	-	464,682	434,169	-	-	434,169
Insurance contracts		23	-	23	-	68	-	68
Tax assets	59,480	-	165	59,645	58,433	-	261	58,694
Income tax and social contribution - current	1,647	-	-	1,647	1,636	-	-	1,636
Income tax and social contribution - deferred	51,469	-	165	51,634	50,831	-	261	51,092
Other	6,364	-	-	6,364	5,966	-	-	5,966
Other assets	17,529	(55)	-	17,474	16,494	(53)	-	16,441
Investments, Fixed asseis, Goodwill and lntangible assets	38,324	-	-	38,324	34,194	-	-	34,194
Total assets	2,323,440	(1,946)	(428)	2,321,066	2,069,206	(1,564)	1	2,067,643

Liabilities and stockholders' equity	IFRS 4	Reclassifications (1)	Remeasurements (2)	IFRS 17	IFRS 4	Reclassifications (1)	Remeasurements (2)	IFRS 17
	12/31/2022			12/31/2022	01/01/2022			01/01/2022
	Balance			Balance	Balance			Balance
Financial Liabilities	1,836,690	-	-	1,836,690	1,621,786	-	-	1,621,786
Insurance contracts and private pension	235,150	(1,788)	(236)	233,126	214,976	(1,439)	319	213,856
Provisions and Other liabilities	67,519	(149)	-	67,370	61,722	(125)	-	61,597
Tax liabilities	6,738	(9)	44	6,773	6,246	-	-	6,246
Incarne tax and social contribution - current	2,950	-	-	2,950	2,450	-	-	2,450
Incarne tax and social contribution - deferred	345	-	-	345	280	-	-	280
Other	3,443	(9)	44	3,478	3,516	-	-	3,516
Total liabilities	2,146,097	(1,946)	(192)	2,143,959	1,904,730	(1,564)	319	1,903,485
Total stockholders' equity attributed to the owners of the parent company (3)	167,953	-	(236)	167,717	152,864	-	(318)	152,546
Non-controlling interests	9,390	-	-	9,390	11,612	-	-	11,612
Total stockholders' equity	177,343	-	(236)	177,107	164,476	-	(318)	164,158
Total liabilities and stockholders' equity	2,323,440	(1,946)	(428)	2,321,066	2,069,206	(1,564)	1	2,067,643
1)	Refer to the redesignation of assets and liabilities related to the insurance and private pension contracts, as well as the redesignation of related financial assets.
2)	Refer to the calculation of cash flows from compliance with the portfolios of insurance and private pension contracts and adjustment to the fair value of redesignated financial assets.
3)	The effects arising from the adoption of IFRS 17 and Redesignation of Financial Assets, net of taxes, were recognized under Revenue Reserves (R$ (815) at 12/31/2022 and R$ (319) at 01/01/2022) and Other Comprehensive Income (R$ 579 at 12/31/2022 and R$ 1 at 01/01/2022).

Schedule of consolidated companies

	Functional Currency (1)	Incorporation Country	Activity	Interest in voting capital %		Interest in total capital %
				12/31/2023	12/31/2022	12/31/2023	12/31/2022
In Brazil
Banco Itaú BBA S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Consignado S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaucard S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Cia. Itaú de Capitalização	Real	Brazil	Premium Bonds	100.00%	100.00%	100.00%	100.00%
Dibens Leasing S.A. - Arrendamento Mercantil	Real	Brazil	Leasing	100.00%	100.00%	100.00%	100.00%
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	Real	Brazil	Consumer finance credit	50.00%	50.00%	50.00%	50.00%
Hipercard Banco Múltiplo S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Itaú Corretora de Valores S.A.	Real	Brazil	Securities Broker	100.00%	100.00%	100.00%	100.00%
Itaú Seguros S.A.	Real	Brazil	Insurance	100.00%	100.00%	100.00%	100.00%
Itaú Unibanco S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Itaú Vida e Previdência S.A.	Real	Brazil	Pension plan	100.00%	100.00%	100.00%	100.00%
Luizacred S.A. Sociedade de Crédito, Financiamento e Investimento	Real	Brazil	Consumer finance credit	50.00%	50.00%	50.00%	50.00%
Redecard Instituição de Pagamento S.A.	Real	Brazil	Acquirer	100.00%	100.00%	100.00%	100.00%
Foreign
Itaú Colombia S.A.	Colombian peso	Colombia	Financial institution	67.06%	65.27%	67.06%	65.27%
Banco Itaú (Suisse) S.A.	Swiss franc	Switzerland	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Argentina S.A. (2)	Argentine peso	Argentina	Financial institution	-	100.00%	-	100.00%
Banco Itaú Paraguay S.A.	Guarani	Paraguay	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Uruguay S.A.	Uruguayan peso	Uruguay	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau Bank, Ltd.	Real	Cayman Islands	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau BBA International plc	US Dollar	United Kingdom	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau BBA USA Securities Inc.	US Dollar	United States	Securities Broker	100.00%	100.00%	100.00%	100.00%
Banco Itaú Chile	Chilean peso	Chile	Financial institution	67.42%	65.62%	67.42%	65.62%

1)	All overseas offices of ITAÚ UNIBANCO HOLDING have the same functional currency as the parent company, except for Itaú Chile New York Branch and Itaú Unibanco S.A. Miami Branch, which use the US dollar.
2)	Banco ltaú Argentina S.A. makes up the ITAÚ UNIBANCO HOLDING until 07/31/2023 (Note 3).